Capital Risk Management	12 Months Ended
Dec. 31, 2018
Capital Risk Management
Capital Risk Management

16. Capital Risk Management

        The Partnership's objectives when managing capital are to safeguard the Partnership's ability to continue as a going concern and to pursue future growth opportunities. Among other metrics, the Partnership monitors capital using a total indebtedness to total assets ratio (Note 6), which is defined under certain of the Partnership's credit facilities as total debt and derivative financial instruments divided by total assets. The total indebtedness to total assets ratio is as follows:

	As of December 31,
	2017	2018
Derivative financial instruments—current asset	(577)	(4,615)
Derivative financial instruments—non-current asset	(6,038)	(5,116)
Borrowings—current liability	121,197	429,437
Borrowings—non-current liability	1,278,931	805,560
Derivative financial instruments—current liability	269	1,253
Derivative financial instruments—non-current liability	—	3,543

Total indebtedness	1,393,782	1,230,062

Total assets	2,528,263	2,488,638
Total indebtedness/total assets	55.1%	49.4%